23. Provision for legal and administrative proceedings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	16,530,061	14,528,617
Federal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	3,952,125	3,752,877
State Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	8,904,916	7,407,881
Municipal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	693,616	658,783
FUST, FUNTTEL & EBC [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,979,404	R$ 2,709,076